Disposal of assets and other transactions (Details 2) $ in Millions	6 Months Ended
Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Assets recognized	$ 44
Assets recognized in previous periods	$ 1,178
Transaction Contingent Assets One [Member]
IfrsStatementLineItems [Line Items]
Transaction	Riacho da Forquilha group of fields
Closing date	December 2019
Amounts subject to recognition	$ 62
Assets recognized	7
Assets recognized in previous periods	$ 28
Transaction Contingent Assets Two [Member]
IfrsStatementLineItems [Line Items]
Transaction	Pampo and Enchova group of fields
Closing date	July 2020
Amounts subject to recognition	$ 650
Assets recognized in previous periods	$ 180
Transaction Contingent Assets Three [Member]
IfrsStatementLineItems [Line Items]
Transaction	Baúna field
Closing date	November 2020
Amounts subject to recognition	$ 285
Assets recognized in previous periods	$ 132
Transaction Contingent Assets Four [Member]
IfrsStatementLineItems [Line Items]
Transaction	Ventura group of fields
Closing date	July 2021
Amounts subject to recognition	$ 43
Assets recognized in previous periods	$ 43
Transaction Contingent Assets Five [Member]
IfrsStatementLineItems [Line Items]
Transaction	Miranga group of fields
Closing date	December 2021
Amounts subject to recognition	$ 85
Assets recognized in previous periods	$ 55
Transaction Contingent Assets Six [Member]
IfrsStatementLineItems [Line Items]
Transaction	Cricare group of fields
Closing date	December 2021
Amounts subject to recognition	$ 118
Assets recognized in previous periods	$ 22
Transaction Contingent Assets Seven [Member]
IfrsStatementLineItems [Line Items]
Transaction	Peroá group of fields
Closing date	August 2022
Amounts subject to recognition	$ 43
Assets recognized in previous periods	$ 10
Transaction Contingent Assets Eight [Member]
IfrsStatementLineItems [Line Items]
Transaction	Papa-Terra field
Closing date	December 2022
Amounts subject to recognition	$ 90
Assets recognized	1
Assets recognized in previous periods	$ 15
Transaction Contingent Assets Nine [Member]
IfrsStatementLineItems [Line Items]
Transaction	Albacora Leste field
Closing date	January 2023
Amounts subject to recognition	$ 250
Transaction Contingent Assets Ten [Member]
IfrsStatementLineItems [Line Items]
Transaction	Norte Capixaba group of fields
Closing date	April 2023
Amounts subject to recognition	$ 66
Assets recognized	$ 11
Transaction Contingent Assets Eleven [Member]
IfrsStatementLineItems [Line Items]
Transaction	Sepia and Atapu
Closing date	April 2022
Amounts subject to recognition	$ 5,244
Assets recognized	25
Assets recognized in previous periods	$ 693